PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2020 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 96.7%
Asset-Backed Securities 17.4%
Cayman Islands 11.8%
Bain Capital Credit CLO, Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)	2.766%(c)	04/23/31	250	$ 248,782
BlueMountain CLO Ltd., Series 2016-02A, Class A1R, 144A, 3 Month LIBOR + 1.310% (Cap N/A, Floor 1.310%)	3.209(c)	08/20/32	250	249,947
Brookside Mill CLO Ltd., Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	3.186(c)	01/17/28	250	248,748
Carlyle Global Market Strategies CLO Ltd., Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)	2.806(c)	04/17/31	250	248,363
CBAM Ltd., Series 2019-11A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)	3.259(c)	10/20/32	250	250,019
Cent CLO Ltd., Series C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	2.800(c)	04/30/31	250	249,054
Greenwood Park CLO Ltd., Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)	2.841(c)	04/15/31	250	248,167
Greywolf CLO Ltd., Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	2.824(c)	04/26/31	250	248,899
HPS Loan Management Ltd., Series 15A-19, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	3.122(c)	07/22/32	250	250,207
Madison Park Funding Ltd., Series 2016-21A, Class A1AR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	3.181(c)	10/15/32	250	250,015
MidOcean Credit CLO,
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	3.049(c)	02/20/31	250	249,138
Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	3.549(c)	02/20/31	250	248,421

OZLM Ltd., Series 2014-06A, Class A2AS, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)	3.586(c)	04/17/31	250	250,264
Telos CLO Ltd., Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	3.076(c)	01/17/30	250	248,748

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Cayman Islands (cont’d.)

TICP CLO Ltd., Series 2015-01A, Class BR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)	3.119%(c)	07/20/27		250	$ 248,737
Tryon Park CLO Ltd., Series 2013-01A, Class A2R, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)	3.331(c)	04/15/29		250	249,581
Voya CLO Ltd., Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)	2.764(c)	04/25/31		250	248,581
					4,235,671
Ireland 1.5%
Arbour CLO DAC, Series 03A, Class B1R, 144A	1.920	03/15/29	EUR	250	277,267
Armada Euro CLO DAC, Series 02A, Class A3, 144A	1.500	11/15/31	EUR	250	277,159
					554,426
Spain 0.4%
TFS, Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	2.900(c)	03/16/23	EUR	124	137,166
United States 3.7%
Battalion CLO Ltd., Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	2.974(c)	05/17/31		250	247,414
Citibank Credit Card Issuance Trust, Series 2018-A07, Class A7	3.960	10/13/30		100	115,187
Lendmark Funding Trust,
Series 2019-01A, Class A, 144A	3.000	12/20/27		100	100,434
Series 2019-02A, Class A, 144A	2.780	04/20/28		200	199,547

OneMain Direct Auto Receivables Trust, Series 2019-01A, Class A, 144A	3.630	09/14/27		100	105,321
Oportun Funding LLC, Series 2018-A, Class A, 144A	3.610	03/08/24		250	252,399
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	4.511(c)	02/25/23		100	100,576

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
United States (cont’d.)
PNMAC GMSR Issuer Trust, (cont’d.)
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	4.311%(c)	08/25/25	100	$100,658

TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	4.461(c)	06/25/24	120	119,689
				1,341,225

Total Asset-Backed Securities (cost $6,324,705)				6,268,488
Commercial Mortgage-Backed Securities 5.7%
United States
BANK, Series 2018-BN10, Class A4	3.428	02/15/61	250	273,044
Benchmark Mortgage Trust,
Series 2018-B01, Class A3	3.355	01/15/51	175	184,973
Series 2018-B02, Class A3	3.544	02/15/51	200	213,905
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	3.676(c)	10/15/36	100	100,422
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)	3.976(c)	10/15/36	100	100,401
Series 2020-BXLP, Class F, 144A	—(p)	12/15/29	100	100,382

Citigroup Commercial Mortgage Trust, Series 2018-B02, Class A3	3.744	03/10/51	150	166,791
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	3.826(c)	05/15/36	100	100,442
FHLMC Multifamily Structured Pass-Through Certificates, Series K052, Class X1, IO	0.795(cc)	11/25/25	4,564	139,918
GS Mortgage Securities Trust, Series 2018-GS09, Class A3	3.727	03/10/51	125	138,624
UBS Commercial Mortgage Trust, Series 2018-C08, Class A3	3.720	02/15/51	250	276,927
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A3	2.684	10/15/49	250	259,127

Total Commercial Mortgage-Backed Securities (cost $1,944,524)				2,054,956

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds 33.1%
Canada 1.0%
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	7.500%	12/01/24		25	$ 24,566
Sr. Unsec’d. Notes, 144A	7.500	03/15/25		25	24,166
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		40	37,998

Hydro-Quebec, Gov’t. Gtd. Notes, Series HK	9.375	04/15/30		150	246,221
MEG Energy Corp., Sr. Unsec’d. Notes, 144A	7.125	02/01/27		10	9,896
					342,847
China 1.2%
Aircraft Finance Co. Ltd., Sr. Sec’d. Notes, Series B	4.100	03/29/26		200	207,158
CNAC HK Finbridge Co. Ltd., Gtd. Notes	1.750	06/14/22	EUR	100	114,123
Sinopec Group Overseas Development 2015 Ltd., Gtd. Notes	1.000	04/28/22	EUR	100	113,112
					434,393
France 2.3%
BNP Paribas SA, Sr. Unsec’d. Notes, 144A	3.052(ff)	01/13/31		200	204,958
Credit Agricole Assurances SA, Sub. Notes	4.250(ff)	—(rr)	EUR	100	124,502
Loxam SAS, Sr. Sub. Notes	5.750	07/15/27	EUR	120	137,380
SNCF Reseau, Sr. Unsec’d. Notes	4.700	06/01/35	CAD	100	96,406
Societe Generale SA, Sr. Unsec’d. Notes, 144A, MTN	3.875	03/28/24		255	271,295
					834,541
Germany 1.1%
Deutsche Bahn Finance GMBH, Gtd. Notes, MTN	3.800	09/27/27	AUD	100	76,775

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Germany (cont’d.)
Deutsche Bank AG, Sr. Unsec’d. Notes	4.250%	02/04/21		200	$ 203,726
Volkswagen International Finance NV, Gtd. Notes	2.700(ff)	—(rr)	EUR	100	115,064
					395,565
Hong Kong 0.3%
HKT Capital No 3 Ltd., Gtd. Notes	1.650	04/10/27	EUR	100	115,817
Indonesia 0.3%
Perusahaan Listrik Negara PT, Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	100	111,177
Italy 1.3%
Assicurazioni Generali SpA, Sub. Notes, EMTN	5.500(ff)	10/27/47	EUR	100	136,868
Intesa Sanpaolo SpA, Sr. Unsec’d. Notes, 144A	3.375	01/12/23		200	205,122
Rossini Sarl, Sr. Sec’d. Notes, 144A	6.750	10/30/25	EUR	100	122,360
					464,350
Kazakhstan 0.3%
Kazakhstan Temir Zholy National Co. JSC,
Gtd. Notes	3.250	12/05/23	CHF	50	57,419
Gtd. Notes	3.638	06/20/22	CHF	50	55,842
					113,261
Luxembourg 0.3%
ARD Finance SA, Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	100	112,846
Mexico 1.0%
Petroleos Mexicanos, Gtd. Notes	3.625	11/24/25	EUR	300	349,400

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Netherlands 0.4%
Nederlandse Waterschapsbank NV, Sr. Unsec’d. Notes, MTN	3.400%	07/22/25	AUD	200	$ 149,287
Peru 0.5%
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates	1.962(s)	06/02/25		184	170,909
Russia 0.4%
Gazprom PJSC Via Gaz Capital SA, Sr. Unsec’d. Notes	4.250	04/06/24	GBP	100	143,435
Spain 0.3%
Adif-Alta Velocidad, Sr. Unsec’d. Notes, EMTN	1.875	01/28/25	EUR	100	121,096
Supranational Bank 0.4%
African Development Bank, Sr. Unsec’d. Notes, EMTN	0.500	09/21/21	NZD	200	126,632
Switzerland 1.3%
Credit Suisse Group AG, Sr. Unsec’d. Notes, 144A	2.593(ff)	09/11/25		250	253,913
UBS Group AG, Sr. Unsec’d. Notes, 144A	4.125	09/24/25		200	220,821
					474,734
United Arab Emirates 0.4%
First Abu Dhabi Bank PJSC, Sr. Unsec’d. Notes, EMTN	4.800	06/01/21	CNY	1,000	146,278
United Kingdom 3.1%
Barclays PLC, Sr. Unsec’d. Notes	3.932(ff)	05/07/25		200	212,765
BAT Capital Corp., Gtd. Notes	2.789	09/06/24		200	204,479
CPUK Finance Ltd., Sec’d. Notes	4.875	02/28/47	GBP	100	136,342
DS Smith PLC, Sr. Unsec’d. Notes, EMTN	0.875	09/12/26	EUR	100	111,364
eG Global Finance PLC, Sr. Sec’d. Notes, 144A	6.250	10/30/25	EUR	100	114,866

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United Kingdom (cont’d.)
Royal Bank of Scotland Group PLC, Sr. Unsec’d. Notes	3.875%	09/12/23		200	$ 211,468
Stonegate Pub Co. Financing PLC, Sec’d. Notes, 144A, 3 Month GBP LIBOR + 6.250%	7.048(c)	03/15/22	GBP	100	132,222
					1,123,506
United States 17.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes, 144A	4.050	11/21/39		50	54,512
Sr. Unsec’d. Notes, 144A	4.250	11/21/49		50	54,683

AMC Entertainment Holdings, Inc., Gtd. Notes	5.875	11/15/26		50	43,535
American Axle & Manufacturing, Inc., Gtd. Notes	6.500	04/01/27		50	51,139
American International Group, Inc., Sr. Unsec’d. Notes	1.875	06/21/27	EUR	100	120,693
Anthem, Inc., Sr. Unsec’d. Notes	2.875	09/15/29		100	101,147
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	11/01/26		25	18,038
Sr. Unsec’d. Notes, 144A	10.000	04/01/22		25	24,500

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	9.875	04/01/27		50	57,586
AT&T, Inc.,
Sr. Unsec’d. Notes	4.550	03/09/49		60	68,387
Sr. Unsec’d. Notes	4.750	05/15/46		85	98,408
Bank of America Corp.,
Jr. Sub. Notes, Series MM	4.300(ff)	—(rr)		110	110,004
Sr. Unsec’d. Notes, MTN	2.884(ff)	10/22/30		170	176,821
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30		85	90,536

Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27		10	11,304
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.250	01/30/30		25	25,448
Gtd. Notes, 144A	7.250	05/30/29		10	11,220
Sr. Sec’d. Notes, 144A	5.750	08/15/27		5	5,355
Beazer Homes USA, Inc.,
Gtd. Notes	6.750	03/15/25		50	52,577
Gtd. Notes, 144A	7.250	10/15/29		20	21,882

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A	3.200%	06/15/26		25	$ 26,757
Sr. Unsec’d. Notes, 144A	3.400	07/26/29		75	82,344
Sr. Unsec’d. Notes, 144A	3.450	11/15/27		100	109,184

Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	4.125	05/15/29		65	71,703
Broadcom, Inc.,
Gtd. Notes, 144A	3.125	04/15/21		55	55,793
Gtd. Notes, 144A	3.125	10/15/22		45	46,181
Calpine Corp.,
Sr. Unsec’d. Notes	5.750	01/15/25		50	51,377
Sr. Unsec’d. Notes, 144A	5.125	03/15/28		50	49,760

CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.000	02/01/28		75	78,507
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	4.800	03/01/50		35	37,497
Sr. Sec’d. Notes	6.384	10/23/35		100	130,022

Chemours Co. (The), Gtd. Notes	7.000	05/15/25		50	47,821
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, 144A	9.250	02/15/24		71	77,301
CVS Health Corp., Sr. Unsec’d. Notes	4.300	03/25/28		10	11,095
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	6.500	06/01/26		50	53,417
Dana, Inc., Sr. Unsec’d. Notes	5.375	11/15/27		25	25,843
DH Europe Finance II Sarl,
Gtd. Notes	0.200	03/18/26	EUR	100	110,852
Gtd. Notes	0.450	03/18/28	EUR	100	111,187

Diamond Sports Group LLC/Diamond Sports Finance Co., Gtd. Notes, 144A	6.625	08/15/27		45	42,117
Discovery Communications LLC, Gtd. Notes	4.900	03/11/26		100	113,557
DISH DBS Corp., Gtd. Notes	7.750	07/01/26		75	78,751
Embarq Corp., Sr. Unsec’d. Notes	7.995	06/01/36		100	111,048
Energizer Gamma Acquisition BV, Gtd. Notes	4.625	07/15/26	EUR	100	115,937

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Energy Transfer Operating LP,
Gtd. Notes	5.000%	05/15/50		45	$ 46,253
Jr. Sub. Notes, Series G	7.125(ff)	—(rr)		100	101,812
Enterprise Products Operating LLC,
Gtd. Notes	3.700	01/31/51		15	15,100
Gtd. Notes	3.950	01/31/60		15	15,317

Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25		19	20,292
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	1.500	05/21/27	EUR	100	118,554
Goldman Sachs Group, Inc. (The), Sub. Notes	4.750	10/12/21	EUR	150	179,239
HCA, Inc., Sr. Sec’d. Notes	5.250	04/15/25		100	113,707
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes, 144A	6.500	04/15/29		25	27,941
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.702(ff)	05/06/30		65	71,795
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26		100	102,019
Gtd. Notes, 144A	4.875	10/01/49		20	21,977

Liberty Mutual Group, Inc., Gtd. Notes	2.750	05/04/26	EUR	100	124,903
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	1.349	09/21/26	EUR	100	118,116
Medtronic Global Holdings SCA,
Gtd. Notes	1.000	07/02/31	EUR	100	117,043
Gtd. Notes	1.125	03/07/27	EUR	100	118,129

Michaels Stores, Inc., Gtd. Notes, 144A	8.000	07/15/27		25	22,429
Morgan Stanley,
Sr. Unsec’d. Notes, EMTN	1.342(ff)	10/23/26	EUR	100	117,184
Sub. Notes, GMTN	4.350	09/08/26		100	111,492

MPLX LP, Sr. Unsec’d. Notes	4.000	03/15/28		25	26,239
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	6.000	01/15/27		10	10,175
Gtd. Notes, 144A	8.125	07/15/23		40	42,480

Newell Brands, Inc., Sr. Unsec’d. Notes	4.200(cc)	04/01/26		100	104,377

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

NRG Energy, Inc., Gtd. Notes	5.750%	01/15/28		53	$ 57,094
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	2.600	08/13/21		15	15,153
Sr. Unsec’d. Notes	2.700	08/15/22		25	25,380

ONEOK, Inc., Gtd. Notes	4.450	09/01/49		120	124,750
Range Resources Corp., Gtd. Notes, 144A	9.250	02/01/26		50	44,180
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	5.500	11/01/23		50	50,927
Gtd. Notes	5.625	12/01/25		25	25,919

Scientific Games International, Inc., Gtd. Notes	6.625	05/15/21		50	50,432
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200	09/23/26		25	26,313
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32		50	55,374
Stryker Corp., Sr. Unsec’d. Notes	2.625	11/30/30	EUR	100	132,965
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27		50	51,419
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500	01/15/28		50	49,971
Tenet Healthcare Corp.,
Sr. Sec’d. Notes, 144A	5.125	11/01/27		50	52,308
Sr. Unsec’d. Notes	6.750	06/15/23		25	27,186

Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	0.500	03/01/28	EUR	100	111,722
U.S. Concrete, Inc., Gtd. Notes	6.375	06/01/24		50	51,854
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.700	11/01/33		25	25,629
United Rentals North America, Inc.,
Gtd. Notes	5.250	01/15/30		10	10,749
Gtd. Notes	5.500	05/15/27		100	106,367

Verizon Communications, Inc., Sr. Unsec’d. Notes	1.250	04/08/30	EUR	100	118,730
Vistra Operations Co. LLC, Gtd. Notes, 144A	5.000	07/31/27		45	46,340

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Welltower, Inc., Sr. Unsec’d. Notes	3.100%	01/15/30		70	$ 73,066
William Lyon Homes, Inc.,
Gtd. Notes	6.000	09/01/23		50	52,162
Gtd. Notes, 144A	6.625	07/15/27		25	27,048

Williams Cos., Inc. (The), Sr. Unsec’d. Notes	3.600	03/15/22		100	102,990
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	1.414	12/13/22	EUR	100	115,311
					6,213,738

Total Corporate Bonds (cost $11,635,881)					11,943,812
Residential Mortgage-Backed Securities 1.7%
Bermuda 0.4%
Bellemeade Re Ltd., Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	3.261(c)	04/25/28		120	119,966
United States 1.3%
GCAT LLC, Series 2019-04, Class A1, 144A	3.228	11/26/49		195	196,043
GS Mortgage-Backed Securities Trust, Series 2019-SL01, Class A1, 144A	2.625(cc)	01/25/59		84	84,263
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A	3.858	09/25/59		97	97,567
Series 2020-GS01, Class A1, 144A	2.882	10/25/59		100	100,235
					478,108

Total Residential Mortgage-Backed Securities (cost $596,099)					598,074
Sovereign Bonds 35.9%
Argentina 0.5%
Argentine Republic Government International Bond, Sr. Unsec’d. Notes	7.820	12/31/33	EUR	310	181,817

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Austria 0.5%
Republic of Austria Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	5.375%	12/01/34	CAD	160	$ 168,322
Brazil 1.9%
Brazil Loan Trust 1, Gov’t. Gtd. Notes	5.477	07/24/23		101	105,193
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		540	581,673
					686,866
Bulgaria 0.4%
Bulgaria Government International Bond, Sr. Unsec’d. Notes, EMTN	3.125	03/26/35	EUR	100	145,777
Canada 0.3%
City of Toronto Canada, Unsec’d. Notes	3.500	12/06/21	CAD	150	117,017
Chile 0.4%
Chile Government International Bond, Sr. Unsec’d. Notes	1.440	02/01/29	EUR	115	138,605
China 0.4%
Export-Import Bank of China (The), Sr. Unsec’d. Notes	4.400	05/14/24	CNY	1,000	150,165
Colombia 1.8%
Colombia Government International Bond, Sr. Unsec’d. Notes, EMTN	3.875	03/22/26	EUR	500	658,747
Croatia 0.7%
Croatia Government International Bond, Sr. Unsec’d. Notes	6.000	01/26/24		200	230,172
Cyprus 1.7%
Cyprus Government International Bond,
Sr. Unsec’d. Notes, EMTN	2.750	06/27/24	EUR	300	373,148
Sr. Unsec’d. Notes, EMTN	2.750	02/26/34	EUR	100	139,277

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Cyprus (cont’d.)
Cyprus Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, EMTN	2.750%	05/03/49	EUR	30	$ 44,367
Sr. Unsec’d. Notes, EMTN	4.250	11/04/25	EUR	50	68,555
					625,347
Dominican Republic 0.3%
Dominican Republic International Bond, Sr. Unsec’d. Notes	5.950	01/25/27		100	109,986
Greece 2.1%
Hellenic Republic Government Bond,
Bonds	0.000(cc)	10/15/42	EUR	5,000	20,518
Bonds	3.000(cc)	02/24/37	EUR	440	626,190
Sr. Unsec’d. Notes, 144A	3.375	02/15/25	EUR	20	25,348

Hellenic Republic Government International Bond, Sr. Unsec’d. Notes	5.200	07/17/34	EUR	50	77,547
					749,603
Hungary 0.5%
Hungary Government International Bond,
Sr. Unsec’d. Notes	1.750	10/10/27	EUR	100	123,660
Sr. Unsec’d. Notes	4.300	12/19/21	CNH	300	43,567
					167,227
Indonesia 1.6%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	200	234,010
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	100	126,580
Sr. Unsec’d. Notes, EMTN	4.125	01/15/25		200	216,185
					576,775
Israel 0.4%
Israel Government International Bond, Sr. Unsec’d. Notes, EMTN	1.500	01/18/27	EUR	100	121,281
Italy 4.3%
Italy Buoni Poliennali Del Tesoro,
Bonds, 144A	2.800	03/01/67	EUR	105	137,701
Unsec’d. Notes, 144A	3.350	03/01/35	EUR	400	560,591

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Italy (cont’d.)

Repubic of Italy Government International Bond Strips Coupon, Sr. Unsec’d. Notes	1.737%(s)	02/20/31	EUR	85	$ 81,732
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 7.000%, Floor 2.000%)	2.000(c)	06/15/20	EUR	100	111,733
Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	50	91,065
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	60	102,251
Sr. Unsec’d. Notes, MTN	5.125	07/31/24	EUR	350	468,185
					1,553,258
Japan 0.7%
Japan Government Thirty Year Bond, Sr. Unsec’d. Notes, Series 63	0.400	06/20/49	JPY	5,000	46,664
Japan Government Twenty Year Bond,
Sr. Unsec’d. Notes, Series 168	0.400	03/20/39	JPY	10,000	95,466
Sr. Unsec’d. Notes, Series 169	0.300	06/20/39	JPY	10,000	93,675
					235,805
Kazakhstan 0.4%
Kazakhstan Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	2.375	11/09/28	EUR	115	145,417
Malaysia 0.3%
Malaysia Government Bond, Sr. Unsec’d. Notes, Series 314	4.048	09/30/21	MYR	457	113,694
Mexico 1.3%
Mexico Government International Bond,
Sr. Unsec’d. Notes	2.875	04/08/39	EUR	100	126,019
Sr. Unsec’d. Notes, EMTN	1.750	04/17/28	EUR	100	117,181
Sr. Unsec’d. Notes, EMTN	6.750	02/06/24	GBP	150	237,914
					481,114
New Zealand 0.4%
New Zealand Local Government Funding Agency Bond, Gov’t. Gtd. Notes	4.500	04/15/27	NZD	200	153,122

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Panama 0.6%
Panama Government International Bond, Sr. Unsec’d. Notes	3.875%	03/17/28		200	$ 221,354
Peru 0.7%
Peruvian Government International Bond, Sr. Unsec’d. Notes	2.750	01/30/26	EUR	200	253,338
Poland 0.6%
Republic of Poland Government International Bond, Sr. Unsec’d. Notes	5.000	03/23/22		200	213,857
Portugal 3.0%
Portugal Government International Bond, Sr. Unsec’d. Notes	4.090	06/03/22	CNH	600	86,646
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A	3.875	02/15/30	EUR	435	657,333
Sr. Unsec’d. Notes, 144A	4.100	04/15/37	EUR	195	334,270
					1,078,249
Romania 0.5%
Romanian Government International Bond,
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	100	132,217
Unsec’d. Notes, 144A, MTN	2.124	07/16/31	EUR	50	57,762
					189,979
Russia 0.7%
Russian Foreign Bond - Eurobond, Sr. Unsec’d. Notes	2.875	12/04/25	EUR	200	251,786
Saudi Arabia 1.0%
Saudi Government International Bond,
Sr. Unsec’d. Notes, 144A	2.000	07/09/39	EUR	125	146,263
Sr. Unsec’d. Notes, EMTN	2.875	03/04/23		200	205,925
					352,188
Senegal 0.3%
Senegal Government International Bond, Sr. Unsec’d. Notes, 144A	4.750	03/13/28	EUR	100	118,326

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Serbia 0.6%
Serbia International Bond, Sr. Unsec’d. Notes, 144A	1.500%	06/26/29	EUR	200	$ 227,662
Spain 3.9%
Instituto de Credito Oficial, Gov’t. Gtd. Notes, GMTN	0.963	09/22/22	SEK	1,000	105,594
Spain Government Bond,
Bonds, 144A	5.150	10/31/28	EUR	200	318,048
Sr. Unsec’d. Notes, 144A	1.850	07/30/35	EUR	270	352,614
Sr. Unsec’d. Notes, 144A	3.450	07/30/66	EUR	60	111,961
Unsec’d. Notes, 144A	1.300	10/31/26	EUR	285	344,483

Spain Government International Bond, Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	100	173,025
					1,405,725
Sweden 0.3%
Svensk Exportkredit AB, Sr. Unsec’d. Notes, EMTN	0.500	03/15/22	ZAR	2,000	114,717
Turkey 0.7%
Turkey Government International Bond,
Sr. Unsec’d. Notes	5.200	02/16/26	EUR	100	124,378
Sr. Unsec’d. Notes, EMTN	3.250	06/14/25	EUR	100	114,128
					238,506
Ukraine 1.0%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	6.750	06/20/26	EUR	200	257,420
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	100	110,079
					367,499
United Arab Emirates 0.6%
Abu Dhabi Government International Bond, Sr. Unsec’d. Notes	2.500	10/11/22		200	203,265
United Kingdom 0.2%
United Kingdom Gilt, Bonds	1.750	01/22/49	GBP	35	54,532

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Uruguay 0.3%
Uruguay Government International Bond,
Sr. Unsec’d. Notes	4.375%	10/27/27	39	$ 44,349
Sr. Unsec’d. Notes	4.375	01/23/31	63	71,671
				116,020

Total Sovereign Bonds (cost $12,434,048)				12,917,120
U.S. Government Agency Obligation 0.1%
Indonesia Government USAID Bond U.S. Gov’t. Gtd. Notes (cost $32,838)	9.300	07/01/20	32	33,245
U.S. Treasury Obligations 2.8%
U.S. Treasury Bonds(k)	2.750	08/15/47	675	781,313
U.S. Treasury Notes	1.750	11/15/29	230	235,031

Total U.S. Treasury Obligations (cost $896,173)				1,016,344

Total Long-Term Investments (cost $33,864,268)				34,832,039

	Shares
Short-Term Investments 1.1%
Affiliated Mutual Fund 1.1%
PGIM Core Ultra Short Bond Fund (cost $402,363)(w)	402,363	402,363
Options Purchased*~ 0.0%
(cost $2,095)		11,607

Total Short-Term Investments (cost $404,458)		413,970

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Value

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 97.8% (cost $34,268,726)	$ 35,246,009
Options Written*~ (0.0)%
(premiums received $1,753)	(307)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 97.8% (cost $34,266,973)	35,245,702
Other assets in excess of liabilities(z) 2.2%	783,349

Net Assets 100.0%	$ 36,029,051

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
CNY—China Yuan
COP—Colombian Peso
CZK—Czech Koruna
EGP—Egyptian Pound
EUR—Euro
GBP—British Pound
HKD—Hong Kong Dollar
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RUB—Russian Ruble
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
BBR—New Zealand Bank Bill Rate
BBSW—Australian Bank Bill Swap Reference Rate
BIBOR—Bangkok Interbank Offered Rate
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CDOR—Canadian Dollar Offered Rate
CLO—Collateralized Loan Obligation
CLOIS—Sinacofi Chile Interbank Rate Average
CMS—Constant Maturity Swap
COOIS—Colombia Overnight Interbank Reference Rate
CPI—Consumer Price Index
EMTN—Euro Medium Term Note
EONIA—Euro Overnight Index Average
EURIBOR—Euro Interbank Offered Rate
GMAC—General Motors Acceptance Corporation
GMTN—Global Medium Term Note
HIBOR—Hong Kong Interbank Offered Rate
HICP—Harmonised Index of Consumer Prices
ICE—Intercontinental Exchange
IO—Interest Only (Principal amount represents notional)
JIBAR—Johannesburg Interbank Agreed Rate
KLIBOR—Kuala Lumpur Interbank Offered Rate
KWCDC—Korean Won Certificate of Deposit
LIBOR—London Interbank Offered Rate
M—Monthly payment frequency for swaps
MTN—Medium Term Note
NIBOR—Norwegian Interbank Offered Rate
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
PRIBOR—Prague Interbank Offered Rate
Q—Quarterly payment frequency for swaps
S—Semiannual payment frequency for swaps
SIBOR—Singapore Interbank Offered Rate
SONIA—Sterling Overnight Index Average
STIBOR—Stockholm Interbank Offered Rate
Strips—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TELBOR—Tel Aviv Interbank Offered Rate
USAID—United States Agency for International Development
USOIS—United States Overnight Index Swap
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $392 and 0.0% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of January 31, 2020.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	65	$ 788
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	158	1,800
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	313	3,666
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	320	3,947
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	63	710
Total OTC Traded (cost $370)							$10,911

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.33.V1, 12/20/24	Call	Citibank, N.A.	02/19/20	$108.25	5.00%(Q)	CDX.NA.HY. 33.V1(Q)	690	$ 696
(cost $1,725)
Total Options Purchased (cost $2,095)								$11,607
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.33.V1, 12/20/24	Call	Citibank, N.A.	02/19/20	$109.25	CDX.NA.HY. 33.V1(Q)	5.00%(Q)	690	$(109)
CDX.NA.HY.33.V1, 12/20/24	Put	Citibank, N.A.	02/19/20	$100.50	5.00%(Q)	CDX.NA.HY. 33.V1(Q)	690	(198)
Total Options Written (premiums received $1,753)								$(307)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Futures contracts outstanding at January 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
102	5 Year U.S. Treasury Notes	Mar. 2020	$12,272,672	$ 137,757
1	10 Year Canadian Government Bonds	Mar. 2020	107,428	1,344
2	10 Year U.K. Gilt	Mar. 2020	356,376	5,808
22	10 Year U.S. Treasury Notes	Mar. 2020	2,896,437	44,161
4	10 Year U.S. Ultra Treasury Notes	Mar. 2020	582,625	17,560
3	20 Year U.S. Treasury Bonds	Mar. 2020	490,594	11,996
14	30 Year U.S. Ultra Treasury Bonds	Mar. 2020	2,711,625	100,262
				318,888
Short Positions:
78	2 Year U.S. Treasury Notes	Mar. 2020	16,876,031	(58,174)
25	5 Year Euro-Bobl	Mar. 2020	3,741,935	(15,304)
15	10 Year Euro-Bund	Mar. 2020	2,911,922	(37,743)
29	Euro Schatz Index	Mar. 2020	3,604,928	(4,527)
				(115,748)
				$ 203,140
Forward foreign currency exchange contracts outstanding at January 31, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/17/20	Barclays Bank PLC	AUD	58	$ 39,947	$ 38,707	$ —	$ (1,240)
Brazilian Real,
Expiring 02/04/20	Citibank, N.A.	BRL	165	39,817	38,628	—	(1,189)
Expiring 02/04/20	Citibank, N.A.	BRL	115	27,750	26,945	—	(805)
Expiring 02/04/20	Goldman Sachs International	BRL	133	31,700	30,979	—	(721)
Expiring 02/04/20	Goldman Sachs International	BRL	103	24,500	23,947	—	(553)
Expiring 02/04/20	HSBC Bank USA, N.A	BRL	176	42,000	41,189	—	(811)
Expiring 02/04/20	HSBC Bank USA, N.A	BRL	165	39,779	38,478	—	(1,301)
Expiring 02/04/20	JPMorgan Chase Bank, N.A.	BRL	167	39,885	38,895	—	(990)
Expiring 02/04/20	The Toronto-Dominion Bank	BRL	808	193,252	188,665	—	(4,587)
British Pound,
Expiring 04/15/20	Bank of America, N.A.	GBP	55	73,000	73,134	134	—
Chilean Peso,
Expiring 03/18/20	Barclays Bank PLC	CLP	41,236	52,000	51,493	—	(507)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 03/18/20	Barclays Bank PLC	CLP	31,304	$ 40,000	$ 39,091	$ —	$ (909)
Expiring 03/18/20	BNP Paribas S.A.	CLP	32,497	41,000	40,580	—	(420)
Expiring 03/18/20	BNP Paribas S.A.	CLP	17,055	22,110	21,297	—	(813)
Expiring 03/18/20	Citibank, N.A.	CLP	50,514	63,000	63,080	80	—
Chinese Renminbi,
Expiring 02/14/20	Citibank, N.A.	CNH	427	60,900	61,020	120	—
Expiring 02/14/20	Citibank, N.A.	CNH	35	5,085	5,009	—	(76)
Expiring 02/14/20	HSBC Bank USA, N.A	CNH	1,231	175,450	175,767	317	—
Expiring 02/14/20	HSBC Bank USA, N.A	CNH	775	110,000	110,654	654	—
Expiring 02/14/20	HSBC Bank USA, N.A	CNH	278	39,637	39,689	52	—
Expiring 02/14/20	HSBC Bank USA, N.A	CNH	168	23,661	23,942	281	—
Expiring 02/14/20	JPMorgan Chase Bank, N.A.	CNH	273	38,849	39,021	172	—
Expiring 02/14/20	UBS AG	CNH	556	79,402	79,380	—	(22)
Expiring 02/14/20	UBS AG	CNH	416	59,150	59,332	182	—
Expiring 05/14/21	Citibank, N.A.	CNH	854	122,358	120,392	—	(1,966)
Colombian Peso,
Expiring 03/18/20	BNP Paribas S.A.	COP	85,517	26,208	24,932	—	(1,276)
Expiring 03/18/20	Citibank, N.A.	COP	151,963	46,000	44,305	—	(1,695)
Expiring 03/18/20	Goldman Sachs International	COP	119,401	35,500	34,811	—	(689)
Expiring 03/18/20	HSBC Bank USA, N.A	COP	168,912	48,000	49,246	1,246	—
Expiring 03/18/20	HSBC Bank USA, N.A	COP	110,579	33,792	32,239	—	(1,553)
Expiring 03/18/20	UBS AG	COP	108,462	32,360	31,622	—	(738)
Czech Koruna,
Expiring 04/15/20	Bank of America, N.A.	CZK	1,471	65,000	64,682	—	(318)
Expiring 04/15/20	Barclays Bank PLC	CZK	2,759	121,474	121,304	—	(170)
Egyptian Pound,
Expiring 03/18/20	Citibank, N.A.	EGP	653	39,415	40,736	1,321	—
Expiring 03/18/20	Citibank, N.A.	EGP	76	4,743	4,738	—	(5)
Expiring 04/16/20	Citibank, N.A.	EGP	1,092	67,854	67,553	—	(301)
Expiring 04/16/20	Citibank, N.A.	EGP	79	4,873	4,858	—	(15)
Expiring 06/17/20	Citibank, N.A.	EGP	113	6,912	6,879	—	(33)
Euro,
Expiring 02/04/20	Bank of America, N.A.	EUR	2,081	2,290,189	2,308,377	18,188	—
Expiring 02/04/20	Morgan Stanley & Co. International PLC	EUR	2,081	2,290,443	2,308,377	17,934	—
Expiring 04/15/20	Citibank, N.A.	EUR	36	40,028	39,761	—	(267)
Indian Rupee,
Expiring 03/18/20	HSBC Bank USA, N.A	INR	1,852	25,824	25,714	—	(110)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	INR	4,668	64,121	64,812	691	—

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	INR	2,856	$ 39,704	$ 39,659	$ —	$ (45)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	INR	8,786	123,050	121,995	—	(1,055)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	INR	7,478	105,000	103,835	—	(1,165)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	INR	4,645	65,058	64,499	—	(559)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	INR	2,863	39,721	39,754	33	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	INR	2,843	39,701	39,477	—	(224)
Indonesian Rupiah,
Expiring 03/18/20	Barclays Bank PLC	IDR	785,974	55,900	56,632	732	—
Expiring 03/18/20	Barclays Bank PLC	IDR	547,755	39,925	39,468	—	(457)
Expiring 03/18/20	HSBC Bank USA, N.A	IDR	1,127,746	82,000	81,258	—	(742)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	IDR	1,292,124	94,000	93,102	—	(898)
Israeli Shekel,
Expiring 03/18/20	BNP Paribas S.A.	ILS	477	138,534	138,616	82	—
Japanese Yen,
Expiring 04/15/20	Barclays Bank PLC	JPY	4,352	39,817	40,330	513	—
Mexican Peso,
Expiring 03/18/20	Barclays Bank PLC	MXN	768	39,406	40,354	948	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	MXN	1,943	101,895	102,110	215	—
Expiring 03/18/20	The Toronto-Dominion Bank	MXN	4,786	241,451	251,524	10,073	—
Expiring 03/18/20	UBS AG	MXN	1,348	71,000	70,858	—	(142)
New Taiwanese Dollar,
Expiring 03/18/20	Credit Suisse International	TWD	3,935	130,000	129,845	—	(155)
Expiring 03/18/20	HSBC Bank USA, N.A	TWD	5,478	181,000	180,767	—	(233)
Expiring 03/18/20	UBS AG	TWD	333	10,994	10,979	—	(15)
Norwegian Krone,
Expiring 04/15/20	The Toronto-Dominion Bank	NOK	1,940	218,227	211,008	—	(7,219)
Peruvian Nuevo Sol,
Expiring 03/18/20	Goldman Sachs International	PEN	387	115,000	114,128	—	(872)
Philippine Peso,
Expiring 03/18/20	Barclays Bank PLC	PHP	1,691	33,166	33,066	—	(100)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	PHP	6,844	$ 135,000	$ 133,832	$ —	$ (1,168)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	PHP	5,750	113,000	112,446	—	(554)
Polish Zloty,
Expiring 04/15/20	Barclays Bank PLC	PLN	290	75,985	74,801	—	(1,184)
Russian Ruble,
Expiring 03/18/20	Citibank, N.A.	RUB	2,786	45,000	43,358	—	(1,642)
Expiring 03/18/20	Goldman Sachs International	RUB	9,047	139,381	140,784	1,403	—
Expiring 03/18/20	Goldman Sachs International	RUB	8,351	128,677	129,955	1,278	—
Expiring 03/18/20	HSBC Bank USA, N.A	RUB	2,013	31,300	31,317	17	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	RUB	2,710	41,700	42,172	472	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	RUB	2,501	39,637	38,911	—	(726)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	RUB	9,286	143,327	144,506	1,179	—
Singapore Dollar,
Expiring 03/18/20	Barclays Bank PLC	SGD	107	79,273	78,648	—	(625)
Expiring 03/18/20	Barclays Bank PLC	SGD	54	39,719	39,237	—	(482)
Expiring 03/18/20	BNP Paribas S.A.	SGD	150	111,000	109,691	—	(1,309)
Expiring 03/18/20	HSBC Bank USA, N.A	SGD	683	501,414	500,852	—	(562)
Expiring 03/18/20	HSBC Bank USA, N.A	SGD	78	57,881	57,478	—	(403)
Expiring 03/18/20	HSBC Bank USA, N.A	SGD	29	21,300	21,152	—	(148)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	SGD	147	109,000	107,541	—	(1,459)
South African Rand,
Expiring 03/18/20	Morgan Stanley & Co. International PLC	ZAR	583	39,988	38,612	—	(1,376)
South Korean Won,
Expiring 03/18/20	Bank of America, N.A.	KRW	45,984	39,621	38,471	—	(1,150)
Expiring 03/18/20	Barclays Bank PLC	KRW	92,503	79,402	77,390	—	(2,012)
Expiring 03/18/20	Citibank, N.A.	KRW	83,732	72,000	70,052	—	(1,948)
Expiring 03/18/20	HSBC Bank USA, N.A	KRW	153,490	130,730	128,413	—	(2,317)
Expiring 03/18/20	HSBC Bank USA, N.A	KRW	93,142	79,243	77,925	—	(1,318)
Expiring 03/18/20	HSBC Bank USA, N.A	KRW	46,319	39,745	38,751	—	(994)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	KRW	46,096	39,721	38,565	—	(1,156)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht,
Expiring 03/18/20	Credit Suisse International	THB	3,753	$ 123,000	$ 120,514	$ —	$ (2,486)
Expiring 03/18/20	Goldman Sachs International	THB	2,905	94,000	93,293	—	(707)
Expiring 03/18/20	HSBC Bank USA, N.A	THB	5,687	188,399	182,631	—	(5,768)
Expiring 03/18/20	HSBC Bank USA, N.A	THB	2,466	80,610	79,182	—	(1,428)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	THB	907	29,375	29,122	—	(253)
Turkish Lira,
Expiring 03/18/20	Barclays Bank PLC	TRY	232	38,400	38,367	—	(33)
Expiring 03/18/20	Barclays Bank PLC	TRY	153	25,401	25,289	—	(112)
Expiring 03/18/20	Barclays Bank PLC	TRY	86	14,344	14,268	—	(76)
				$11,658,090	$11,645,050	58,317	(71,357)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/17/20	Barclays Bank PLC	AUD	431	$ 296,320	$ 288,777	$ 7,543	$ —
Expiring 04/17/20	Barclays Bank PLC	AUD	61	42,176	41,203	973	—
Expiring 04/17/20	Barclays Bank PLC	AUD	58	39,958	38,807	1,151	—
Expiring 04/17/20	Citibank, N.A.	AUD	58	40,379	39,120	1,259	—
Brazilian Real,
Expiring 02/04/20	Barclays Bank PLC	BRL	168	39,263	39,188	75	—
Expiring 02/04/20	Citibank, N.A.	BRL	188	44,000	43,957	43	—
Expiring 02/04/20	Morgan Stanley & Co. International PLC	BRL	1,476	350,073	344,582	5,491	—
Expiring 03/03/20	The Toronto-Dominion Bank	BRL	808	193,030	188,387	4,643	—
British Pound,
Expiring 04/15/20	Barclays Bank PLC	GBP	41	54,520	54,625	—	(105)
Expiring 04/15/20	Morgan Stanley & Co. International PLC	GBP	592	771,696	783,686	—	(11,990)
Canadian Dollar,
Expiring 04/17/20	Barclays Bank PLC	CAD	326	249,737	246,058	3,679	—
Expiring 04/17/20	HSBC Bank USA, N.A	CAD	39	29,800	29,781	19	—
Expiring 04/17/20	The Toronto-Dominion Bank	CAD	32	23,885	23,870	15	—

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso,
Expiring 03/18/20	Barclays Bank PLC	CLP	44,644	$ 56,227	$ 55,749	$ 478	$ —
Expiring 03/18/20	BNP Paribas S.A.	CLP	29,510	39,704	36,850	2,854	—
Expiring 03/18/20	BNP Paribas S.A.	CLP	15,853	20,554	19,797	757	—
Expiring 03/18/20	BNP Paribas S.A.	CLP	12,531	16,122	15,648	474	—
Expiring 03/18/20	Citibank, N.A.	CLP	23,269	30,183	29,057	1,126	—
Expiring 03/18/20	Citibank, N.A.	CLP	21,365	27,750	26,680	1,070	—
Expiring 03/18/20	Citibank, N.A.	CLP	19,966	25,713	24,933	780	—
Expiring 03/18/20	Citibank, N.A.	CLP	14,991	19,434	18,720	714	—
Expiring 03/18/20	HSBC Bank USA, N.A	CLP	24,086	31,300	30,078	1,222	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	CLP	116,566	146,998	145,561	1,437	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	CLP	29,766	39,637	37,170	2,467	—
Expiring 03/18/20	The Toronto-Dominion Bank	CLP	98,500	123,993	123,002	991	—
Chinese Renminbi,
Expiring 02/14/20	BNP Paribas S.A.	CNH	2,111	297,523	301,400	—	(3,877)
Expiring 02/14/20	BNP Paribas S.A.	CNH	796	114,000	113,631	369	—
Expiring 02/14/20	Goldman Sachs International	CNH	1,059	150,000	151,168	—	(1,168)
Expiring 02/14/20	HSBC Bank USA, N.A	CNH	1,043	149,000	148,942	58	—
Expiring 05/14/21	JPMorgan Chase Bank, N.A.	CNH	854	122,556	120,392	2,164	—
Colombian Peso,
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	COP	844,652	243,809	246,257	—	(2,448)
Euro,
Expiring 02/04/20	Morgan Stanley & Co. International PLC	EUR	4,162	4,668,278	4,616,754	51,524	—
Expiring 03/03/20	Bank of America, N.A.	EUR	2,081	2,294,130	2,312,372	—	(18,242)
Expiring 03/03/20	Morgan Stanley & Co. International PLC	EUR	2,081	2,294,411	2,312,372	—	(17,961)
Expiring 04/15/20	Deutsche Bank AG	EUR	753	844,156	839,000	5,156	—
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	EUR	1,125	1,258,923	1,253,566	5,357	—
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	EUR	73	80,610	81,007	—	(397)
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	EUR	36	39,885	39,858	27	—
Expiring 04/15/20	Morgan Stanley & Co. International PLC	EUR	144	160,505	160,677	—	(172)
Expiring 12/02/20	Citibank, N.A.	EUR	986	1,117,976	1,112,880	5,096	—

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 12/02/20	JPMorgan Chase Bank, N.A.	EUR	4,162	$ 4,744,111	$ 4,697,235	$ 46,876	$ —
Hungarian Forint,
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	HUF	31,474	105,737	103,771	1,966	—
Indian Rupee,
Expiring 03/18/20	HSBC Bank USA, N.A	INR	8,538	118,000	118,554	—	(554)
Expiring 03/18/20	HSBC Bank USA, N.A	INR	3,147	43,600	43,698	—	(98)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	INR	3,025	41,700	42,006	—	(306)
Indonesian Rupiah,
Expiring 03/18/20	Goldman Sachs International	IDR	5,087,572	356,597	366,577	—	(9,980)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	IDR	1,178,546	84,000	84,918	—	(918)
Israeli Shekel,
Expiring 03/18/20	Bank of America, N.A.	ILS	327	94,000	94,928	—	(928)
Expiring 03/18/20	Bank of America, N.A.	ILS	311	90,000	90,208	—	(208)
Expiring 03/18/20	Barclays Bank PLC	ILS	127	36,800	36,881	—	(81)
Expiring 03/18/20	Citibank, N.A.	ILS	109	31,700	31,750	—	(50)
Japanese Yen,
Expiring 04/15/20	Barclays Bank PLC	JPY	28,228	258,282	261,604	—	(3,322)
Expiring 04/15/20	Barclays Bank PLC	JPY	3,335	30,890	30,910	—	(20)
Expiring 04/15/20	Citibank, N.A.	JPY	4,358	40,325	40,389	—	(64)
Malaysian Ringgit,
Expiring 03/18/20	Barclays Bank PLC	MYR	466	111,497	113,328	—	(1,831)
Mexican Peso,
Expiring 03/18/20	Citibank, N.A.	MXN	1,271	64,000	66,803	—	(2,803)
Expiring 03/18/20	Citibank, N.A.	MXN	755	39,819	39,703	116	—
Expiring 03/18/20	HSBC Bank USA, N.A	MXN	755	39,779	39,688	91	—
New Taiwanese Dollar,
Expiring 03/18/20	Barclays Bank PLC	TWD	3,275	110,000	108,072	1,928	—
Expiring 03/18/20	Barclays Bank PLC	TWD	3,254	109,000	107,377	1,623	—
Expiring 03/18/20	Goldman Sachs International	TWD	3,764	126,000	124,186	1,814	—
Expiring 03/18/20	HSBC Bank USA, N.A	TWD	4,320	145,000	142,543	2,457	—
Expiring 03/18/20	HSBC Bank USA, N.A	TWD	4,039	136,000	133,257	2,743	—
New Zealand Dollar,
Expiring 04/17/20	Bank of America, N.A.	NZD	843	556,822	545,530	11,292	—
Expiring 04/17/20	BNP Paribas S.A.	NZD	110	72,002	71,345	657	—
Norwegian Krone,
Expiring 04/15/20	Bank of America, N.A.	NOK	577	64,000	62,774	1,226	—

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 04/15/20	BNP Paribas S.A.	NOK	609	$ 66,000	$ 66,233	$ —	$ (233)
Peruvian Nuevo Sol,
Expiring 03/18/20	Citibank, N.A.	PEN	332	98,000	97,950	50	—
Expiring 03/18/20	Citibank, N.A.	PEN	70	21,100	20,717	383	—
Expiring 03/18/20	Goldman Sachs International	PEN	256	75,541	75,447	94	—
Philippine Peso,
Expiring 03/18/20	HSBC Bank USA, N.A	PHP	7,754	152,000	151,641	359	—
Expiring 03/18/20	HSBC Bank USA, N.A	PHP	5,775	113,000	112,943	57	—
Russian Ruble,
Expiring 03/18/20	Barclays Bank PLC	RUB	3,535	56,000	55,002	998	—
Expiring 03/18/20	Citibank, N.A.	RUB	2,873	46,000	44,713	1,287	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	RUB	2,524	40,845	39,274	1,571	—
Singapore Dollar,
Expiring 03/18/20	BNP Paribas S.A.	SGD	173	127,869	126,806	1,063	—
South African Rand,
Expiring 03/18/20	Barclays Bank PLC	ZAR	3,198	215,229	211,759	3,470	—
Expiring 03/18/20	Citibank, N.A.	ZAR	565	39,000	37,400	1,600	—
Expiring 03/18/20	HSBC Bank USA, N.A	ZAR	309	21,300	20,479	821	—
South Korean Won,
Expiring 03/18/20	Barclays Bank PLC	KRW	95,880	81,000	80,215	785	—
Expiring 03/18/20	Barclays Bank PLC	KRW	82,110	69,000	68,695	305	—
Expiring 03/18/20	Goldman Sachs International	KRW	123,545	103,700	103,361	339	—
Expiring 03/18/20	Goldman Sachs International	KRW	119,036	103,000	99,588	3,412	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	KRW	121,445	102,000	101,604	396	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	KRW	81,021	70,075	67,784	2,291	—
Swedish Krona,
Expiring 04/15/20	Barclays Bank PLC	SEK	482	51,083	50,211	872	—
Swiss Franc,
Expiring 04/15/20	BNP Paribas S.A.	CHF	390	403,935	406,940	—	(3,005)
Thai Baht,
Expiring 03/18/20	Barclays Bank PLC	THB	3,898	129,000	125,175	3,825	—
Expiring 03/18/20	Barclays Bank PLC	THB	3,225	107,000	103,569	3,431	—
Expiring 03/18/20	Credit Suisse International	THB	3,005	99,000	96,492	2,508	—
Expiring 03/18/20	HSBC Bank USA, N.A	THB	4,972	165,000	159,663	5,337	—

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira,
Expiring 03/18/20	Barclays Bank PLC	TRY	342	$ 57,000	$ 56,615	$ 385	$ —
Expiring 03/18/20	Barclays Bank PLC	TRY	259	42,900	42,880	20	—
Expiring 03/18/20	Barclays Bank PLC	TRY	234	39,406	38,767	639	—
Expiring 03/18/20	HSBC Bank USA, N.A	TRY	257	43,000	42,484	516	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	TRY	114	19,428	18,863	565	—
				$26,995,286	$26,856,867	219,180	(80,761)
						$277,497	$(152,118)
Cross currency exchange contracts outstanding at January 31, 2020:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/15/20	Buy	HUF	4,370	EUR	13	$—	$ (17)	Barclays Bank PLC
04/15/20	Sell	HUF	5,309	EUR	16	—	(94)	Barclays Bank PLC
04/15/20	Sell	NOK	818	EUR	81	—	(1,139)	Barclays Bank PLC
						$—	$(1,250)
Credit default swap agreements outstanding at January 31, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Government of Malaysia	12/20/22	1.000%(Q)	120	0.215%	$ 2,830	$ (119)	$ 2,949	Citibank, N.A.
People’s Republic of China	12/20/22	1.000%(Q)	400	0.196%	9,654	(397)	10,051	Citibank, N.A.
Republic of Argentina	12/20/22	1.000%(Q)	120	151.012%	(73,727)	(119)	(73,608)	Citibank, N.A.
Republic of Brazil	12/20/22	1.000%(Q)	600	0.616%	7,253	(596)	7,849	Citibank, N.A.
Republic of Chile	12/20/22	1.000%(Q)	120	0.294%	2,556	(119)	2,675	Citibank, N.A.
Republic of Colombia	12/20/22	1.000%(Q)	160	0.451%	2,689	(159)	2,848	Citibank, N.A.

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Indonesia	12/20/22	1.000%(Q)	160	0.353%	$ 3,136	$ (159)	$ 3,295	Citibank, N.A.
Republic of Panama	12/20/22	1.000%(Q)	120	0.223%	2,805	(119)	2,924	Citibank, N.A.
Republic of Peru	12/20/22	1.000%(Q)	120	0.231%	2,774	(119)	2,893	Citibank, N.A.
Republic of Philippines	12/20/22	1.000%(Q)	120	0.229%	2,782	(119)	2,901	Citibank, N.A.
Republic of South Africa	12/20/22	1.000%(Q)	360	1.292%	(2,519)	(358)	(2,161)	Citibank, N.A.
Republic of Turkey	12/20/22	1.000%(Q)	600	1.816%	(12,940)	(596)	(12,344)	Citibank, N.A.
Russian Federation	12/20/22	1.000%(Q)	360	0.354%	7,054	(358)	7,412	Citibank, N.A.
United Mexican States	12/20/22	1.000%(Q)	520	0.472%	8,429	(517)	8,946	Citibank, N.A.
					$(37,224)	$(3,854)	$(33,370)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Buy Protection(1)**:
CDX.EM.28.V2	12/20/22	1.000%(Q)	3,880	$37,395	$(1,060)	$38,455	Citibank, N.A.
**	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and brought/sold protection on a countries which comprise the index. The up-front premium is attached to the index of the trade. Each swap is not priced individually. If any of the componens swaps are closed out erly, the index exposure will be reduced by an amount proportionate to the terminated swaps(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^:
Alcentra CLO	02/27/20	0.500%(M)	EUR	23	*	$ 11	$—	$ 11	Goldman Sachs International

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
American Money Management Corp.	02/27/20	1.000%(M)		3	*	$ 3	$—	$ 3	Goldman Sachs International
AXA CLO	02/27/20	1.000%(M)		5	1.000%	5	—	5	Goldman Sachs International
Bardin Hill Loan Advisors European Funding	02/27/20	1.000%(M)	EUR	4	*	4	—	4	Goldman Sachs International
Barings CLO	02/27/20	1.000%(M)		1	*	1	—	1	Goldman Sachs International
Bear Stearns Asset Backed Securities Trust	02/28/20	1.250%(M)		4	*	4	—	4	Goldman Sachs International
BlueMountain CLO	02/27/20	0.500%(M)	EUR	11	*	5	—	5	Goldman Sachs International
Carlyle CLO	02/27/20	1.000%(M)		3	*	2	—	2	Goldman Sachs International
Chase Mortgage	02/28/20	1.250%(M)		9	*	9	—	9	Goldman Sachs International
CIFC CLO	02/27/20	1.000%(M)		2	*	1	—	1	Goldman Sachs International
COMM Mortgage Trust	02/27/20	1.250%(M)		14	*	1	—	1	Goldman Sachs International
COMM Mortgage Trust	02/27/20	1.250%(M)		10	*	1	—	1	Goldman Sachs International
COMM Mortgage Trust	02/27/20	1.250%(M)		10	*	1	—	1	Goldman Sachs International
COMM Mortgage Trust	02/27/20	1.250%(M)		7	*	—	—	—	Goldman Sachs International

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
COMM Mortgage Trust	02/27/20	1.250%(M)		7	*	$ —	$—	$ —	Goldman Sachs International
COMM Mortgage Trust	02/27/20	1.250%(M)		5	*	—	—	—	Goldman Sachs International
Countrywide Home Equity	02/28/20	1.250%(M)		4	*	—	—	—	Goldman Sachs International
Crescent CLO	02/27/20	1.000%(M)		5	*	5	—	5	Goldman Sachs International
CVC CLO	02/27/20	0.500%(M)	EUR	15	*	8	—	8	Goldman Sachs International
DFG CLO	02/27/20	1.000%(M)		1	*	1	—	1	Goldman Sachs International
Fannie Mae Conneticut Avenue Securities	02/28/20	1.250%(M)		48	*	48	—	48	Goldman Sachs International
Fannie Mae Conneticut Avenue Securities	02/28/20	1.250%(M)		48	*	48	—	48	Goldman Sachs International
Fannie Mae Conneticut Avenue Securities	02/28/20	1.250%(M)		32	*	32	—	32	Goldman Sachs International
Fannie Mae Conneticut Avenue Securities	02/28/20	1.250%(M)		32	*	32	—	32	Goldman Sachs International
Fannie Mae Conneticut Avenue Securities	02/28/20	1.250%(M)		23	*	23	—	23	Goldman Sachs International
Fannie Mae Conneticut Avenue Securities	02/28/20	1.250%(M)		17	*	17	—	17	Goldman Sachs International
Fannie Mae Conneticut Avenue Securities	02/28/20	1.250%(M)		2	*	2	—	2	Goldman Sachs International

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
GMAC Home Equity	02/28/20	1.250%(M)	20	*	$ 20	$—	$ 20	Goldman Sachs International
GMAC Home Equity	02/28/20	1.250%(M)	7	*	7	—	7	Goldman Sachs International
GS Mortgage Securities Trust	02/27/20	1.250%(M)	6	*	—	—	—	Goldman Sachs International
GSAMP Home Equity	02/28/20	1.250%(M)	8	*	8	—	8	Goldman Sachs International
GSRPM Mortgage Loan Trust	02/28/20	1.250%(M)	4	*	4	—	4	Goldman Sachs International
ICG CLO	02/27/20	1.000%(M)	2	*	1	—	1	Goldman Sachs International
JPMBB Commercial Mortgage Securities Trust	02/27/20	1.250%(M)	14	*	1	—	1	Goldman Sachs International
JPMBB Commercial Mortgage Securities Trust	02/27/20	1.250%(M)	10	*	1	—	1	Goldman Sachs International
JPMorgan Chase Commercial Mortgage Securities	02/27/20	1.250%(M)	6	*	—	—	—	Goldman Sachs International
LCM CLO	02/27/20	1.000%(M)	1	*	1	—	1	Goldman Sachs International
LSTAR Securities Investment Trust	02/28/20	1.250%(M)	7	*	7	—	7	Goldman Sachs International
Morgan Stanley BAML Trust	02/27/20	1.250%(M)	7	*	—	—	—	Goldman Sachs International
Morgan Stanley Capital I Trust	02/27/20	1.250%(M)	11	*	1	—	1	Goldman Sachs International

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Octogan CLO	02/27/20	1.000%(M)		—(r)	*	$ —	$—	$ —	Goldman Sachs International
Permira Advisers LLC	02/27/20	0.500%(M)	EUR	12	49.970%	6	—	6	Goldman Sachs International
Structured Agency Credit Risk	02/28/20	1.250%(M)		35	*	35	—	35	Goldman Sachs International
Structured Agency Credit Risk	02/28/20	1.250%(M)		16	*	16	—	16	Goldman Sachs International
Trimaran CLO	02/27/20	1.000%(M)		6	*	5	—	5	Goldman Sachs International
Voya CLO	02/27/20	1.000%(M)		4	*	4	—	4	Goldman Sachs International
WAMU Mortgage Pass Through Certificate	02/28/20	1.250%(M)		3	*	4	—	4	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	02/27/20	1.250%(M)		20	*	1	—	1	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	02/27/20	1.250%(M)		4	*	—	—	—	Goldman Sachs International
Wells Fargo Home Equity	02/28/20	1.250%(M)		6	*	6	—	6	Goldman Sachs International
						$392	$—	$392

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Assicurazioni Generali SpA	12/20/20	1.000%(Q)	EUR	30	$ (276)	$ (193)	$ (83)	Citibank, N.A.

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Assicurazioni Generali SpA	06/20/23	1.000%(Q)	EUR	100	$ (1,221)	$ 4,535	$ (5,756)	Barclays Bank PLC
Kingdom of Spain	06/20/23	1.000%(Q)		100	(2,834)	(1,722)	(1,112)	Bank of America, N.A.
Petroleos Mexicanos	06/20/20	1.000%(Q)		45	(183)	110	(293)	Citibank, N.A.
Petroleos Mexicanos	06/20/20	1.000%(Q)		45	(182)	53	(235)	Citibank, N.A.
Republic of Argentina	06/20/24	5.000%(Q)		105	62,461	60,003	2,458	Citibank, N.A.
Republic of Italy	06/20/23	1.000%(Q)		205	(3,494)	2,002	(5,496)	Citibank, N.A.
Republic of Italy	06/20/23	1.000%(Q)	EUR	90	(1,441)	882	(2,323)	Barclays Bank PLC
Republic of Italy	06/20/28	1.000%(Q)	EUR	45	381	2,346	(1,965)	Barclays Bank PLC
					$53,211	$68,016	$(14,805)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Barclays Bank PLC	06/20/20	1.000%(Q)	EUR	100	0.146%	$ 504	$ 362	$ 142	Citibank, N.A.
Citigroup, Inc.	03/20/20	1.000%(Q)		290	0.102%	699	333	366	Credit Suisse International
General Electric Co.	03/20/20	1.000%(Q)		40	0.246%	89	44	45	Morgan Stanley & Co. International PLC
General Electric Co.	06/20/20	1.000%(Q)		120	0.288%	476	315	161	Goldman Sachs International
Kingdom of Spain	06/20/23	1.000%(Q)		375	0.283%	9,390	2,649	6,741	Bank of America, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)		100	0.283%	2,504	1,054	1,450	Bank of America, N.A.
Republic of Argentina	06/20/29	5.000%(Q)		105	129.274%	(62,765)	(63,125)	360	Citibank, N.A.
Republic of France	12/20/23	0.250%(Q)		100	0.138%	457	(255)	712	Barclays Bank PLC
Republic of Indonesia	06/20/23	1.000%(Q)		475	0.442%	9,356	(2,068)	11,424	Citibank, N.A.
Republic of Italy	12/20/20	1.000%(Q)	EUR	30	0.263%	260	184	76	Citibank, N.A.
Republic of Italy	06/20/23	1.000%(Q)		205	0.814%	1,499	(7,266)	8,765	Citibank, N.A.
Republic of Kazakhstan	06/20/23	1.000%(Q)		85	0.347%	1,951	—	1,951	Citibank, N.A.

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Poland	03/20/20	1.000%(Q)	110	0.096%	$ 266	$ 125	$ 141	Citibank, N.A.
Republic of Portugal	12/20/23	1.000%(Q)	50	0.272%	1,445	(22)	1,467	Morgan Stanley & Co. International PLC
Republic of South Africa	12/20/23	1.000%(Q)	300	1.573%	(6,019)	(12,551)	6,532	Bank of America, N.A.
Republic of Turkey	06/20/23	1.000%(Q)	80	2.002%	(2,497)	(7,813)	5,316	BNP Paribas S.A.
Republic of Turkey	06/20/23	1.000%(Q)	40	2.002%	(1,249)	(3,795)	2,546	BNP Paribas S.A.
Republic of Ukraine	12/20/23	5.000%(Q)	100	3.323%	6,555	5,563	992	Deutsche Bank AG
Russian Federation	12/20/22	1.000%(Q)	50	0.354%	980	(76)	1,056	Citibank, N.A.
Russian Federation	06/20/23	1.000%(Q)	150	0.428%	3,030	(1,953)	4,983	Morgan Stanley & Co. International PLC
Russian Federation	06/20/23	1.000%(Q)	100	0.428%	2,020	(1,091)	3,111	Morgan Stanley & Co. International PLC
Russian Federation	06/20/23	1.000%(Q)	50	0.428%	1,010	(641)	1,651	BNP Paribas S.A.
State of Illinois	06/20/21	1.000%(Q)	1,000	0.918%	2,366	1,927	439	Citibank, N.A.
					$(27,673)	$(88,100)	$60,427

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.25.V8	12/20/20	5.000%(Q)	279	2.689%	$ 7,672	$ 7,313	$ (359)
CDX.NA.HY.33.V2	12/20/24	5.000%(Q)	1,287	3.074%	86,515	114,491	27,976
					$94,187	$121,804	$27,617

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.BEIJING 1Y 30% - 100%	12/20/20	0.000%	300	*	$ (31)	$ (155)	$ 124	Citibank, N.A.
CMBX.NA.6.AA	05/11/63	1.500%(M)	200	*	4,186	(1,087)	5,273	J.P. Morgan Securities LLC
					$4,155	$(1,242)	$5,397
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at January 31, 2020:
Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
IDR	1,400,000	8.22%(S)	97	6 Month LIBOR(S)	Citibank, N.A.	11/29/23	$18,018	$—	$18,018

Inflation swap agreements outstanding at January 31, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	200	05/15/23	1.485%(T)	France CPI ex Tobacco Household(1)(T)	$—	$(6,098)	$(6,098)
EUR	200	05/15/23	1.510%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	4,835	4,835
					$—	$(1,263)	$(1,263)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at January 31, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	400	12/18/27	2.696%(S)	6 Month BBSW(2)(S)	$ —	$ 36,010	$ 36,010
AUD	100	11/27/28	2.847%(S)	6 Month BBSW(2)(S)	(1)	10,644	10,645
AUD	230	12/03/29	2.700%(S)	6 Month BBSW(2)(S)	23,341	24,056	715
BRL	287	01/02/25	6.540%(T)	1 Day BROIS(2)(T)	—	1,982	1,982
BRL	1,638	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	14,131	14,131
BRL	306	01/02/25	8.690%(T)	1 Day BROIS(2)(T)	—	12,560	12,560
BRL	569	01/02/25	9.943%(T)	1 Day BROIS(2)(T)	—	44,599	44,599
BRL	609	01/02/25	11.080%(T)	1 Day BROIS(2)(T)	—	57,114	57,114
BRL	98	01/02/25	12.090%(T)	1 Day BROIS(2)(T)	—	10,848	10,848
BRL	1,220	01/04/27	6.493%(T)	1 Day BROIS(2)(T)	—	3,372	3,372
CAD	255	05/08/22	1.367%(S)	3 Month CDOR(2)(S)	(8,229)	(1,644)	6,585
CAD	80	12/03/28	2.600%(S)	3 Month CDOR(2)(S)	762	4,678	3,916

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CAD	50	01/09/38	2.720%(S)	3 Month CDOR(2)(S)	$ —	$ 4,885	$ 4,885
CAD	50	05/30/47	2.240%(S)	3 Month CDOR(2)(S)	(1,614)	2,884	4,498
CHF	70	04/03/28	0.410%(A)	6 Month CHF LIBOR(2)(S)	196	6,043	5,847
CHF	130	01/31/29	0.260%(A)	6 Month CHF LIBOR(2)(S)	—	9,068	9,068
CHF	40	04/03/33	0.687%(A)	6 Month CHF LIBOR(2)(S)	1,707	5,825	4,118
CLP	30,200	07/12/29	3.135%(S)	1 Day CLOIS(2)(S)	—	24	24
CLP	91,000	11/22/29	3.203%(S)	1 Day CLOIS(2)(S)	—	433	433
CNH	700	03/13/24	2.945%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	1,474	1,474
CNH	1,400	04/01/24	2.923%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	2,730	2,730
CNH	1,440	06/03/24	2.975%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	3,364	3,364
CNH	2,220	06/20/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(4)	4,116	4,120
CNH	1,500	09/03/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	2,485	2,485
CNH	1,500	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	2,400	2,400
CNH	1,680	11/01/24	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(6)	5,757	5,763
CZK	19,520	05/31/20	2.138%(A)	3 Month PRIBOR(1)(Q)	—	(9,036)	(9,036)
CZK	21,000	01/27/24	1.923%(A)	6 Month PRIBOR(2)(S)	—	1,661	1,661
CZK	6,100	01/31/24	1.930%(A)	6 Month PRIBOR(1)(S)	—	(580)	(580)
CZK	8,760	01/27/30	1.573%(A)	6 Month PRIBOR(1)(S)	—	(3,171)	(3,171)
EUR	200	05/11/25	0.100%(A)	1 Day EONIA(1)(A)	(4,878)	(7,416)	(2,538)
EUR	235	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)	5,922	42,357	36,435
EUR	430	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)	(10,466)	61,324	71,790
EUR	120	05/11/49	1.450%(A)	6 Month EURIBOR(2)(S)	6,276	44,263	37,987
GBP	110	12/07/27	1.110%(A)	1 Day SONIA(1)(A)	—	(6,915)	(6,915)
GBP	475	12/21/31	1.534%(S)	6 Month GBP LIBOR(2)(S)	15,273	56,058	40,785

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	180	03/09/46	1.648%(S)	6 Month GBP LIBOR(2)(S)	$ (6,048)	$ 47,503	$ 53,551
HKD	2,090	03/13/21	2.138%(Q)	3 Month HIBOR(2)(Q)	(3)	301	304
HKD	2,350	03/13/21	2.145%(Q)	3 Month HIBOR(2)(Q)	(4)	366	370
HKD	1,295	09/03/26	1.538%(Q)	3 Month HIBOR(1)(Q)	(7)	1,299	1,306
HUF	197,600	07/02/20	1.065%(A)	6 Month BUBOR(2)(S)	(327)	6,250	6,577
HUF	43,000	03/18/26	2.140%(A)	6 Month BUBOR(2)(S)	9,737	11,073	1,336
HUF	90,865	06/12/28	3.750%(A)	6 Month BUBOR(2)(S)	—	27,069	27,069
HUF	23,000	07/15/29	1.650%(A)	6 Month BUBOR(2)(S)	—	1,763	1,763
JPY	282,370	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	—	(513)	(513)
JPY	69,940	01/29/21	(0.014)%(S)	6 Month JPY LIBOR(1)(S)	—	84	84
JPY	71,505	12/03/23	0.050%(S)	6 Month JPY LIBOR(1)(S)	(638)	(2,573)	(1,935)
JPY	59,000	12/18/27	0.290%(S)	6 Month JPY LIBOR(2)(S)	—	13,222	13,222
JPY	53,000	12/18/32	0.516%(S)	6 Month JPY LIBOR(2)(S)	—	26,876	26,876
JPY	176,500	12/18/37	0.715%(S)	6 Month JPY LIBOR(2)(S)	—	153,008	153,008
JPY	10,055	01/04/38	0.757%(S)	6 Month JPY LIBOR(2)(S)	2,746	9,429	6,683
JPY	11,780	12/03/38	0.600%(S)	6 Month JPY LIBOR(2)(S)	2,659	8,098	5,439
JPY	10,000	10/04/39	0.203%(S)	6 Month JPY LIBOR(2)(S)	—	(265)	(265)
JPY	21,500	12/03/39	0.650%(S)	6 Month JPY LIBOR(2)(S)	14,585	16,942	2,357
JPY	5,000	07/04/43	0.763%(S)	6 Month JPY LIBOR(2)(S)	—	5,318	5,318
JPY	16,700	12/18/47	0.918%(S)	6 Month JPY LIBOR(2)(S)	—	26,105	26,105
KRW	700,000	01/07/21	1.733%(Q)	3 Month KWCDC(2)(Q)	—	2,185	2,185

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
KRW	209,000	09/10/28	2.043%(Q)	3 Month KWCDC(2)(Q)	$ 10,281	$ 10,827	$ 546
KRW	118,000	02/13/29	1.780%(Q)	3 Month KWCDC(2)(Q)	—	4,138	4,138
KRW	33,500	04/17/29	1.740%(Q)	3 Month KWCDC(2)(Q)	—	1,081	1,081
MXN	1,150	12/23/27	7.845%(M)	28 Day Mexican Interbank Rate(2)(M)	—	5,048	5,048
MXN	4,080	02/27/29	8.260%(M)	28 Day Mexican Interbank Rate(2)(M)	1,178	25,686	24,508
NOK	8,200	01/24/22	1.880%(A)	6 Month NIBOR(2)(S)	4	1,260	1,256
NOK	3,400	01/24/25	1.823%(A)	6 Month NIBOR(1)(S)	(3)	(2,477)	(2,474)
NOK	1,680	03/15/27	2.103%(A)	6 Month NIBOR(2)(S)	5,750	7,344	1,594
NOK	1,000	11/05/29	1.863%(A)	6 Month NIBOR(2)(S)	—	1,380	1,380
NZD	210	11/28/28	2.950%(S)	3 Month BBR(2)(Q)	—	18,510	18,510
NZD	100	07/22/29	1.768%(S)	3 Month BBR(2)(Q)	—	2,120	2,120
NZD	100	11/05/29	1.393%(S)	3 Month BBR(2)(Q)	—	(123)	(123)
PLN	1,030	08/24/23	2.390%(A)	6 Month WIBOR(2)(S)	—	6,181	6,181
PLN	2,100	09/09/23	1.900%(A)	6 Month WIBOR(2)(S)	(19,526)	2,257	21,783
PLN	850	11/13/23	2.570%(A)	6 Month WIBOR(2)(S)	—	6,592	6,592
PLN	1,120	06/21/24	1.750%(A)	6 Month WIBOR(2)(S)	—	1,977	1,977
PLN	570	06/12/28	3.070%(A)	6 Month WIBOR(1)(S)	—	(16,560)	(16,560)
PLN	45	07/11/28	2.935%(A)	6 Month WIBOR(2)(S)	—	1,174	1,174
PLN	462	11/13/28	2.998%(A)	6 Month WIBOR(1)(S)	—	(11,477)	(11,477)
SEK	2,000	04/25/23	0.750%(A)	3 Month STIBOR(2)(Q)	4,078	5,003	925
SEK	2,325	06/22/27	1.031%(A)	3 Month STIBOR(2)(Q)	(351)	14,306	14,657
SEK	410	07/12/29	0.585%(A)	3 Month STIBOR(2)(Q)	—	838	838

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
SEK	1,000	11/05/29	0.457%(A)	3 Month STIBOR(2)(Q)	$ —	$ 449	$ 449
SGD	135	03/19/24	2.025%(S)	6 Month SIBOR(2)(S)	—	2,763	2,763
SGD	90	02/14/29	2.285%(S)	6 Month SIBOR(2)(S)	—	4,630	4,630
	3,560	03/12/20	2.405%(T)	1 Day USOIS(2)(T)	—	13,662	13,662
	1,540	04/25/20	2.328%(T)	1 Day USOIS(2)(T)	(25)	6,498	6,523
	434	03/31/21	2.173%(A)	1 Day USOIS(2)(A)	—	4,947	4,947
	1,290	09/15/21	1.381%(S)	3 Month LIBOR(2)(Q)	(278)	(1,706)	(1,428)
	3,905	09/15/21	1.480%(S)	3 Month LIBOR(2)(Q)	1,272	1,331	59
	860	09/15/21	1.604%(S)	3 Month LIBOR(2)(Q)	4,024	2,069	(1,955)
	1,504	12/15/21	1.554%(S)	3 Month LIBOR(2)(Q)	—	4,919	4,919
	915	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(26,998)	(26,998)
	5,715	08/31/22	2.550%(A)	1 Day USOIS(1)(A)	—	(224,717)	(224,717)
	473	05/31/24	1.350%(A)	1 Day USOIS(1)(A)	—	(4,907)	(4,907)
	1,305	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	10,004	(62,096)	(72,100)
	590	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	—	(41,035)	(41,035)
	600	02/28/25	3.019%(S)	3 Month LIBOR(1)(Q)	—	(55,384)	(55,384)
	360	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(215)	(31,506)	(31,291)
	595	07/31/25	2.802%(A)	1 Day USOIS(1)(A)	—	(56,536)	(56,536)
	475	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	375	(44,666)	(45,041)
	592	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	94	(55,807)	(55,901)
	727	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	(8,176)	(48,274)	(40,098)
	1,230	01/31/26	2.406%(S)	3 Month LIBOR(1)(Q)	(2,194)	(75,307)	(73,113)
	555	03/12/26	2.290%(A)	1 Day USOIS(1)(A)	25	(39,182)	(39,207)
	1,127	04/30/26	1.876%(S)	3 Month LIBOR(1)(Q)	(3,555)	(40,758)	(37,203)
	281	08/15/29	1.611%(A)	1 Day USOIS(1)(A)	184	(9,594)	(9,778)
	145	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	(29,229)	(29,229)
	150	08/15/44	2.392%(A)	1 Day USOIS(1)(A)	—	(30,147)	(30,147)
ZAR	9,210	03/13/21	7.180%(Q)	3 Month JIBAR(2)(Q)	—	5,588	5,588

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
ZAR	8,270	03/13/24	7.500%(Q)	3 Month JIBAR(1)(Q)	$ 11	$ (19,922)	$ (19,933)
ZAR	3,700	11/07/27	8.360%(Q)	3 Month JIBAR(2)(Q)	3,468	19,211	15,743
ZAR	3,200	07/16/28	8.170%(Q)	3 Month JIBAR(2)(Q)	(45)	12,712	12,757
ZAR	2,460	03/13/29	8.055%(Q)	3 Month JIBAR(2)(Q)	(8)	8,109	8,117
ZAR	5,000	11/01/29	7.820%(Q)	3 Month JIBAR(2)(Q)	(38)	9,926	9,964
					$ 57,313	$ 86,051	$ 28,738

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CLP	95,000	12/20/27	4.260%(S)	1 Day CLOIS(2)(S)	$11,651	$—	$11,651	JPMorgan Chase Bank, N.A.
CLP	100,000	05/17/28	4.270%(S)	1 Day CLOIS(2)(S)	12,639	—	12,639	Citibank, N.A.
CNH	700	08/15/23	3.115%(Q)	7 Day China Fixing Repo Rates(2)(Q)	2,042	—	2,042	UBS AG
COP	500,000	05/17/28	5.990%(Q)	1 Day COOIS(2)(Q)	9,681	—	9,681	Citibank, N.A.
COP	503,000	08/03/28	6.160%(Q)	1 Day COOIS(2)(Q)	11,805	—	11,805	JPMorgan Chase Bank, N.A.
COP	453,700	07/12/29	5.165%(Q)	1 Day COOIS(2)(Q)	172	—	172	Morgan Stanley & Co. International PLC
ILS	550	04/26/28	1.915%(A)	3 Month TELBOR(2)(Q)	18,298	—	18,298	BNP Paribas S.A.
ILS	510	07/16/28	2.045%(A)	3 Month TELBOR(2)(Q)	18,151	—	18,151	JPMorgan Chase Bank, N.A.
ILS	270	07/12/29	1.411%(A)	3 Month TELBOR(2)(Q)	5,237	—	5,237	Citibank, N.A.
MYR	200	07/11/29	3.528%(Q)	3 Month KLIBOR(2)(Q)	1,969	—	1,969	Morgan Stanley & Co. International PLC
THB	10,000	08/08/20	1.840%(S)	6 Month BIBOR(2)(S)	1,256	—	1,256	Citibank, N.A.
THB	6,000	07/04/24	1.590%(S)	6 Month BIBOR(2)(S)	4,355	—	4,355	Morgan Stanley & Co. International PLC
					$97,256	$—	$97,256

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).